Cover Page	Mar. 09, 2022
Entity Information [Line Items]
Document Type	8-K/A
Document Period End Date	Mar. 09, 2022
Entity Registrant Name	CHESAPEAKE ENERGY CORPORATION
Entity Incorporation, State or Country Code	OK
Entity File Number	1-13726
Entity Tax Identification Number	73-1395733
Entity Address, Address Line One	6100 North Western Avenue
Entity Address, City or Town	Oklahoma City
Entity Address, State or Province	OK
Entity Address, Postal Zip Code	73118
City Area Code	(405)
Local Phone Number	848-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000895126
Amendment Flag	true
Amendment Description	As previously disclosed by Chesapeake Energy Corporation (the “Company” or “Chesapeake”) under Item 2.01 of its Current Report on Form 8-K filed on March 9, 2022 (the “Original 8-K”), on March 9, 2022, the Company completed its previously announced acquisition of certain entities which own high quality producing assets and a deep inventory of premium drilling locations in the prolific Marcellus Shale in Northeast Pennsylvania (the “Marcellus Properties”), including Chief E&D Holdings, LP (“Chief”), for approximately $2.65 billion, consisting of approximately $2.0 billion in cash (subject to customary purchase price adjustments) and $650.0 million in the Company’s common stock (the “Marcellus Acquisition”). The Marcellus Properties were acquired on a cash-free, debt-free basis, effective as of January 1, 2022.
Common Stock, $0.01 par value per share
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CHK
Security Exchange Name	NASDAQ
Class A Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class A Warrants to purchase Common Stock
Trading Symbol	CHKEW
Security Exchange Name	NASDAQ
Class B Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class B Warrants to purchase Common Stock
Trading Symbol	CHKEZ
Security Exchange Name	NASDAQ
Class C Warrants to purchase Common Stock
Entity Information [Line Items]
Title of 12(b) Security	Class C Warrants to purchase Common Stock
Trading Symbol	CHKEL
Security Exchange Name	NASDAQ